[Logo]                                    SEMIANNUAL REPORT, SEPTEMBER 30, 1997
                                                  AMERICAN GAS INDEX FUND, INC.
                                 4922 FAIRMONT AVENUE, BETHESDA, MARYLAND 20814
                                                  (800) 622-1386 (301) 657-1510

--------------------------------------------------------------------------------

                                                               November 17, 1997

Dear Shareholders:

During the six-month period ended September 30, 1997, the American Gas Index Fund's net asset value increased from $14.84 to $16.38. In addition, dividends totaling 23 cents per share were paid out. The resulting total return of 11.97% exceeded that of the Dow Jones Utility Average but lagged behind the broadbased Dow Jones Industrial Average and S&P 500 Index. Eighty-five percent of the Fund's holdings, including nine out of the ten largest, increased in share value.

Several major previously announced gas company buy-outs were finalized during this period. As a result, new names appear as Fund holdings. The most significant acquisitions involve PanEnergy Corp. by Duke Energy Corporation, NorAm Energy Corp. by Houston Industries, and ENSERCH Corp. by Texas Utilities. Other announced takeovers and mergers are being finalized and more are predicted for 1998. This type of activity tends to focus investor interest on the Fund's holdings and enhance share value.

Forecasts of continued growth in demand and consumption of natural gas continue to dominate reports by industry and government analysts. A growing domestic marketplace combined with media emphasis on economic and environmental issues are positives for gas company stocks. For example, major automobile and engine manufacturers are turning to natural gas as the most economic

                  TOP FIVE PERFORMERS
     PRICE CHANGE: MARCH 31, 1997 - SEPT. 30, 1997
Pennsylvania Enterprises, Inc.                    35.93%
National Gas & Oil Corporation                    31.25%
Rochester Gas and Electric Corp.                  30.26%
Minnesota Power & Light Co.                       29.82%
Commonwealth Energy System                        29.34%

                 BOTTOM FIVE PERFORMERS
     PRICE CHANGE: MARCH 31, 1997 - SEPT. 30, 1997
Citizens Utilities Company,
  Series B                                        -22.11%
LG&E Energy Corp.                                 -8.03%
Virginia Gas Company                              -7.69%
Sonat, Inc.                                       -6.65%
Illinova Corporation                              -5.74%

                            TOTAL RETURN COMPARISON
                     (MARCH 31, 1997 - SEPTEMBER 30, 1997)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                           Dow Jones
American Gas Index Fund    Dow Jones Industrials           Utilities    S&P 500
11.97%                                    21.51%              11.23%     26.26%

 The average annual total return was 19.23% for the one-year period, 14.86% for the five-year period, and 10.66% for the period 5/10/89 (inception) through September 30, 1997. Returns are historical and include changes in principal and reinvested dividends and capital gains. Your return and principal will vary and you may have a gain or loss when you sell shares.

and achievable way to meet urban air quality standards. As the electric generation market is opened to competition and nuclear power plants are phased out, natural gas is predicted to be a major beneficiary. Continuous publicity regarding overseas pipeline and exploration activities will help to maintain the financial community and the public focus on natural gas. Fund investors are in an excellent position to participate in these exciting developments.
Sincerely,
/s/ Richard J. Garvey
---------------------
Richard J. Garvey
Chairman
American Gas Index Fund, Inc.

                         AMERICAN GAS INDEX FUND, INC.
                            STATEMENT OF NET ASSETS
                               SEPTEMBER 30, 1997

                                    MARKET VALUE  PERCENT OF
                           SHARES     (NOTE 1)    NET ASSETS
                           -------  ------------  ----------
COMMON STOCKS
Duke Energy Corp. .......  215,000  $10,629,063      4.88%
Enron Corp. .............  275,000   10,587,500      4.87%
Consolidated Natural Gas
  Co. ...................  175,000   10,182,812      4.68%
The Williams Companies,
  Inc. ..................  215,000   10,064,688      4.62%
Occidental Petroleum
  Corp. .................  380,000    9,856,250      4.53%
The Coastal Corp. .......  160,000    9,800,000      4.50%
El Paso Energy Co. ......  155,000    9,387,187      4.31%
The Columbia Gas System,
  Inc. ..................  130,000    9,100,000      4.18%
Pacific Enterprises......  220,000    7,452,500      3.42%
Sonat, Inc. .............  125,000    6,359,375      2.92%
NGC Corp. ...............  346,200    6,145,050      2.82%
PG&E Corp. ..............  265,000    6,144,687      2.82%
Houston Industries,
  Inc. ..................  250,000    5,437,500      2.50%
MCN Energy Group,
  Inc. ..................  147,000    4,704,000      2.16%
NICOR, Inc. .............  125,000    4,687,500      2.15%
Peoples Energy Corp. ....  100,000    3,768,750      1.73%
National Fuel Gas Co. ...   85,000    3,740,000      1.72%
Keyspan Energy Corp. ....  110,000    3,671,250      1.69%
KN Energy, Inc. .........   80,000    3,660,000      1.68%
Washington Gas Light
  Co. ...................  125,000    3,203,125      1.47%
AGL Resources, Inc. .....  150,000    2,840,625      1.31%
Questar Corp. ...........   70,000    2,839,375      1.30%
CMS Energy Corp. ........   75,000    2,775,000      1.28%
Consolidated Edison Co.
  of New York, Inc. .....   75,000    2,550,000      1.19%
Piedmont Natural Gas Co.,
  Inc. ..................   80,000    2,330,000      1.07%
Equitable Resources,
  Inc. ..................   70,000    2,205,000      1.01%
ONEOK, Inc. .............   65,000    2,120,625      0.97%
Atmos Energy Corp. ......   85,000    2,114,375      0.97%
Public Service Enterprise
  Group, Inc. ...........   80,000    2,060,000      0.95%
WICOR, Inc. .............   45,000    1,943,437      0.89%
NIPSCO Industries,
  Inc. ..................   46,000    1,937,750      0.89%
Indiana Energy, Inc. ....   65,000    1,933,750      0.89%
New Century Energies
  Inc. ..................   42,500    1,766,406      0.81%
Northwest Natural Gas
  Co. ...................   65,000    1,673,750      0.77%
Southwest Gas Corp. .....   75,000    1,471,875      0.68%
New Jersey Resources
  Corp. .................   45,000    1,456,875      0.67%
UtiliCorp United,
  Inc. ..................   45,000    1,355,625      0.62%
Puget Sound Energy
  Co. ...................   50,000    1,331,250      0.61%
Eastern Enterprises......   35,000    1,305,937      0.60%
Cinergy Corp. ...........   37,500    1,253,906      0.58%

                         AMERICAN GAS INDEX FUND, INC.
                      STATEMENT OF NET ASSETS (CONTINUED)

                                    MARKET VALUE  PERCENT OF
                           SHARES     (NOTE 1)    NET ASSETS
                           -------  ------------  ----------
COMMON STOCKS (CONTINUED)
Laclede Gas Co. .........   50,000  $ 1,215,625      0.56%
Public Service Co. of
  North Carolina,
  Inc. ..................   58,900    1,181,681      0.54%
Texas Utilities Co. .....   32,500    1,170,000      0.54%
Southern Union Co.*......   45,000    1,096,875      0.50%
Bay State Gas Co. .......   37,500    1,092,187      0.50%
Enova Corp. .............   42,500    1,073,125      0.49%
PECO Energy Co. .........   45,000    1,054,688      0.48%
Baltimore Gas and
  Electric Co. ..........   37,500    1,040,625      0.48%
MDU Resources Group,
  Inc. ..................   36,000      985,500      0.45%
Energen Corp. ...........   25,000      889,062      0.41%
Northern States Power
  Co. ...................   17,500      870,625      0.40%
Western Resources,
  Inc. ..................   25,000      857,813      0.39%
Wisconsin Energy
  Corp. .................   30,000      780,000      0.36%
MidAmerican Energy
  Holdings Co. ..........   45,000      776,250      0.36%
Long Island Lighting
  Co. ...................   30,000      768,750      0.35%
SCANA Corp. .............   30,000      751,875      0.35%
South Jersey Industries,
  Inc. ..................   28,200      708,525      0.33%
NUI Corp. ...............   30,000      705,000      0.32%
Citizens Utilities Co.,
  Series B...............   75,000      693,750      0.32%
UGI Corp. ...............   25,000      690,625      0.32%
The Montana Power Co. ...   25,000      665,625      0.31%
Pennsylvania Enterprises,
  Inc. ..................   21,800      664,900      0.31%
Yankee Energy System,
  Inc. ..................   27,500      651,406      0.30%
North Carolina Natural
  Gas Corp. .............   20,000      650,000      0.30%
CTG Resources, Inc. .....   27,500      635,938      0.29%
Colonial Gas Co. ........   25,000      617,188      0.28%
Connecticut Energy
  Corp. .................   25,000      617,187      0.28%
LG&E Energy Corp. .......   25,000      554,688      0.25%
DPL, Inc. ...............   22,500      551,250      0.25%
SEMCO Energy, Inc. ......   30,000      540,000      0.25%
New York State Electric
  and Gas Corp. .........   20,000      537,500      0.25%
Rochester Gas & Electric
  Corp. .................   20,000      495,000      0.23%
Public Service Co. of New
  Mexico.................   25,000      482,813      0.22%
Commonwealth Energy
  System.................   17,000      459,000      0.21%
Illinova Corp. ..........   20,000      431,250      0.20%
Mobile Gas Service
  Corp. .................   11,000      391,875      0.18%
WPS Resources Corp. .....   12,500      361,719      0.17%
WPL Holdings, Inc. ......   12,500      357,813      0.16%
Providence Energy
  Corp. .................   17,000      333,625      0.15%
Southwestern Energy
  Co. ...................   25,000      320,312      0.15%
Orange and Rockland
  Utilities, Inc. .......    7,500      279,844      0.13%
SIGCORP, Inc. ...........   10,000      255,000      0.12%

                         AMERICAN GAS INDEX FUND, INC.
                      STATEMENT OF NET ASSETS (CONTINUED)

                                    MARKET VALUE  PERCENT OF
                           SHARES     (NOTE 1)    NET ASSETS
                           -------  ------------  ----------
COMMON STOCKS (CONTINUED)
Delmarva Power and Light
  Co. ...................   13,000  $   245,375      0.11%
TECO Energy..............   10,000      245,000      0.11%
Central Hudson Gas and
  Electric Corp. ........    6,500      232,781      0.11%
EnergyNorth, Inc. .......    9,000      207,563      0.10%
Sierra Pacific
  Resources..............    6,000      192,375      0.09%
National Gas and Oil
  Co. ...................   15,000      177,188      0.08%
Essex County Gas Co. ....    6,000      172,500      0.08%
Northwestern Public
  Service Co. ...........    9,000      165,937      0.08%
Chesapeake Utilities
  Corp. .................    9,000      165,375      0.08%
Fall River Gas Co. ......   11,000      143,000      0.07%
Valley Resources,
  Inc. ..................   12,000      132,750      0.06%
Entergy Corp. ...........    5,000      130,313      0.06%
The Berkshire Gas Co. ...    7,500      123,750      0.06%
Roanoke Gas Co. .........    7,500      121,875      0.06%
Delta Natural Gas Co.,
  Inc. ..................    6,500      116,187      0.05%
Corning Natural Gas
  Corp. .................    4,500       90,000      0.04%
Energy West, Inc. .......    7,500       66,563      0.03%
Minnesota Power and Light
  Co. ...................    1,000       36,188      0.02%
Virginia Gas Co. ........    2,500       22,500      0.01%
                                    ------------  ----------
Total Common Stocks (Cost
  $130,220,516)..........           209,890,532     96.45%
                                    ------------  ----------

REPURCHASE AGREEMENTS

With PaineWebber Co. at
  5.75%, dated 9/30/97,
  to be repurchased at
  $9,159,874 on 10/1/97,
  collaterized by U.S.
  Treasury Notes, due
  4/30/99 (Cost
  $9,158,411)............             9,158,411      4.21%
                                    ------------  ----------
TOTAL INVESTMENTS (COST
  $139,378,927)..........           219,048,943    100.66%
LIABILITIES IN EXCESS OF
  OTHER ASSETS...........            (1,430,117 )   (0.66)%
                                    ------------  ----------
NET ASSETS (NOTE 5)......           $217,618,826   100.00%
                                    ------------  ----------
                                    ------------  ----------
NET ASSET VALUE PER SHARE
  (BASED ON 13,287,965
  SHARES OUTSTANDING)....                $16.38
                                    ------------
                                    ------------

                             *Non-income producing
                       See Notes to Financial Statements.

                         AMERICAN GAS INDEX FUND, INC.
                            STATEMENT OF OPERATIONS
                  FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997
                                  (UNAUDITED)

INVESTMENT INCOME (Note 1)
  Dividends...........................................................  $   3,768,118
  Interest............................................................        168,708
                                                                        -------------
    Total Investment Income...........................................      3,936,826
                                                                        -------------
EXPENSES
  Investment Advisory Fee (Note 2)....................................        420,120
  Accounting and Administrative Service Fee (Note 2)..................        367,605
  Administrative Fee (Note 2).........................................        105,030
                                                                        -------------
    Total Expenses....................................................        892,755
                                                                        -------------
NET INVESTMENT INCOME.................................................      3,044,071
                                                                        -------------
Net Realized Gain on Investment Transactions..........................      4,964,803
Net Unrealized Appreciation of Investments (Note 4)...................     15,500,470
                                                                        -------------
NET GAIN ON INVESTMENTS...............................................     20,465,273
                                                                        -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $  23,509,344
                                                                        -------------
                                                                        -------------

                       See Notes to Financial Statements.

                         AMERICAN GAS INDEX FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                              MONTHS ENDED        FOR THE YEAR
                                                           SEPTEMBER 30, 1997        ENDED
                                                              (UNAUDITED)        MARCH 31, 1997
                                                           ------------------  ------------------
INCREASE IN NET ASSETS
OPERATIONS
  Net Investment Income..................................     $  3,044,071        $  6,618,283
  Net Realized Gain on Investment Transactions...........        4,964,803           8,513,880
  Net Unrealized Appreciation of Investments.............       15,500,470          15,598,586
                                                           ------------------  ------------------
    Net Increase in Net Assets Resulting from
      Operations.........................................       23,509,344          30,730,749
                                                           ------------------  ------------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income.............................       (3,038,145)         (6,785,371)
                                                           ------------------  ------------------
SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares......................       17,523,739          45,036,144
  Reinvestment of Distributions..........................        2,699,498           5,996,997
  Cost of Shares Redeemed................................      (36,133,586)        (65,920,201)
                                                           ------------------  ------------------
    Net Decrease in Net Assets Resulting from Share
      Transactions.......................................      (15,910,349)        (14,887,060)
                                                           ------------------  ------------------
   TOTAL INCREASE IN NET ASSETS..........................        4,560,850           9,058,318
NET ASSETS -- Beginning of Period........................      213,057,976         203,999,658
                                                           ------------------  ------------------
NET ASSETS -- End of Period..............................     $217,618,826        $213,057,976
                                                           ------------------  ------------------
                                                           ------------------  ------------------
SHARES
  Sold...................................................        1,111,803           3,081,033
  Issued in Reinvestment of Distributions................          168,693             414,751
  Redeemed...............................................       (2,345,176)         (4,534,204)
                                                           ------------------  ------------------
    Net Decrease in Shares...............................       (1,064,680)         (1,038,420)
                                                           ------------------  ------------------
                                                           ------------------  ------------------

                       See Notes to Financial Statements.

                         AMERICAN GAS INDEX FUND, INC.
                              FINANCIAL HIGHLIGHTS

                                        FOR THE SIX
                                       MONTHS ENDED
                                       SEPTEMBER 30,              FOR THE YEARS ENDED MARCH 31,
                                           1997       -----------------------------------------------------
                                        (UNAUDITED)     1997       1996       1995       1994       1993
                                       -------------  ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period...........................    $   14.84    $   13.25  $   11.13  $   11.08  $   12.17  $    9.45
                                       -------------  ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income............        0.231        0.448      0.454      0.440      0.410      0.407
    Net Realized and Unrealized Gain
      (Loss) on Investments..........        1.539        1.601      2.121      0.050     (1.031)     2.853
                                       -------------  ---------  ---------  ---------  ---------  ---------
      Total from Investment
        Operations...................        1.770        2.049      2.575      0.490     (0.621)     3.260
                                       -------------  ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income.......       (0.230)      (0.459)    (0.455)    (0.440)    (0.406)    (0.410)
    From Net Realized Capital Gain...           --           --         --         --     (0.063)    (0.130)
                                       -------------  ---------  ---------  ---------  ---------  ---------
      Total Distributions to
        Shareholders.................       (0.230)      (0.459)    (0.455)    (0.440)    (0.469)    (0.540)
                                       -------------  ---------  ---------  ---------  ---------  ---------
  Net Increase (Decrease) in Net
    Asset Value......................         1.54         1.59       2.12       0.05      (1.09)      2.72
                                       -------------  ---------  ---------  ---------  ---------  ---------
  Net Asset Value -- End of Period...    $   16.38    $   14.84  $   13.25  $   11.13  $   11.08  $   12.17
                                       -------------  ---------  ---------  ---------  ---------  ---------
                                       -------------  ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN..............        11.97%(B)     15.60%     23.46%      4.72%     (5.37)%     35.38%

RATIOS TO AVERAGE NET ASSETS:
  Expenses...........................         0.85%(C)      0.85%      0.85%      0.85%      0.84%      0.85%
  Net Investment Income..............         2.90%(C)      3.06%      3.71%      4.04%      3.33%      3.82%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate............          3.6%         8.2%      10.0%       8.5%      11.4%      21.5%
  Net Assets at End of Period (000's
    omitted).........................    $ 217,619    $ 213,058  $ 204,000  $ 188,544  $ 209,036  $ 215,557
  Number of Shares Outstanding at End
    of Period (000's omitted)........       13,288       14,353     15,391     16,941     18,858     17,708
  Average Commission Rates Paid......    $  0.0431    $  0.0439(A)        --        --        --         --

------------------------

(A) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

(B) Total returns for periods of less than one year are not annualized.

(C) Annualized

                       See Notes to Financial Statements.

                         AMERICAN GAS INDEX FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

American Gas Index Fund, Inc. ("Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund is authorized to issue 1,000,000,000 shares of $0.001 par value capital stock. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows.

       (a) Securities listed on stock exchanges are valued at the last sales price of the applicable exchange. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Directors will value the Fund's securities in good faith.

       (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

       (c) Net investment income is computed, and dividends are declared quarterly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Generally short-term capital gains are distributed quarterly and long-term capital gains, if any, are distributed annually.

       (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates, ("Adviser"). Under an agreement with the Adviser, the Fund pays a fee for such services at an annual rate of 0.40% of the average daily net assets of the Fund. Certain Officers and Directors of the Fund are affiliated with Money Management Associates.

Rushmore Trust and Savings, FSB ("Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend-disbursing and other shareholder services to the Fund. In addition, the

Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services the Trust receives an annual fee of 0.35% of the average daily net assets of the Fund.

The American Gas Association, (A. G. A.), serves as administrator for the Fund. As administrator, A. G. A. calculates and maintains the Index and provides the Fund with information concerning the natural gas industry. For these services the Fund pays a fee at an annual rate of 0.10% of the average daily net assets of the Fund.

3.  SECURITIES TRANSACTIONS

For the period ended September 30, 1997, purchases of securities were $7,350,398, and sales of securities were $27,572,758. These totals exclude short-term securities.

4.  NET UNREALIZED APPRECIATION/DEPRECIATION OF INVESTMENTS

As of September 30, 1997, net unrealized appreciation of investments for Federal income tax purposes was $78,140,601 of which $80,486,401 related to appreciated investments and $2,345,800 related to depreciated investments. At September 30, 1997, the cost of the Fund's securities for Federal income tax purposes was $140,908,342.

5.  NET ASSETS

At September 30, 1997 net assets consisted of the following:

Paid-in-Capital..........................................................  $138,226,324
Net Unrealized Appreciation of Investments...............................    79,670,016
Accummulated Realized Loss on Investments................................      (337,707)
Undistributed Net Investment Income......................................        60,193
                                                                           -------------
NET ASSETS...............................................................  $217,618,826
                                                                           -------------
                                                                           -------------

6.  CAPITAL LOSS CARRYOVERS

At March 31, 1997, for Federal income tax purposes, the Fund had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

Expires March 31,
-------------------
2003.............................................................  $   931,472
2004.............................................................    2,420,302
                                                                   -----------
                                                                   $ 3,351,774
                                                                   -----------
                                                                   -----------

                                                          [Logo]

                                              AMERICAN GAS INDEX FUND

                         -------------------------------------------------------

                                                 Semiannual Report

                                                    September 30, 1997